Research and Development Expenses, Net	12 Months Ended
Dec. 31, 2018
Research and Development Expenses, Net [Abstract]
RESEARCH AND DEVELOPMENT EXPENSES, NET

NOTE 13 – RESEARCH AND DEVELOPMENT EXPENSES, NET

	Year ended December 31
	2018	2017	2016

Salaries and related expenses	$178,486	$144,250	$145,997
Stock-based compensation	12,077	22,883	48,056
Professional fees	22,271	18,888	37,426
Laboratory and materials	70,779	143,644	109,299
Patent expenses	82,367	65,654	24,956
Rent and maintenance	40,146	41,673	41,289
Liability for minimum royalty expenses (*)	--	238,000	50,000
Depreciation	25,650	24,083	20,695
Travel expenses	3,804	2,152	2,942
Insurance and other expenses	23,604	19,300	3,293
	459,184	720,527	483,953
Less: Grants from the OCS and others (**)	-	-	(166,046)
	$459,184	$720,527	$317,907

(*)	See Note 10B.

(**)	See Note 10A and 10D.